Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of goodwill in acquisitions of subsidiaries

	2024	2023
Interconexión Eléctrica S.A. E.S.P. (1)	3,551,506	3,252,388
Oleoducto Central S.A.S.	683,496	683,496
Hocol Petroleum Ltd.	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Ltd	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,442,906	5,143,788
Less impairment Hocol Petroleum Ltd.	(297,121)	(297,121)
	5,145,785	4,846,667

(1)The variations correspond to the effect of currency translation applied on the goodwill in origin currency.